Stock-Based Compensation - Stock-based Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,072
Tax benefit for stock-based compensation expense	0
Stock-based compensation expense, net of tax	1,072
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	487
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 585